Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)    Basis of Presentation

The accompanying financial statements of the Plan have been prepared on an accrual basis of accounting.
(b)    Investment and Notes Receivable Valuation and Income Recognition

Quoted market prices, if available, were used to value the investments included in the ONE Gas, Inc. 401(k) Plan Trust (the “Trust”) at December 31, 2025 and 2024. Notes receivable from participants are stated at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan document.

Purchases and sales of investments are recorded on a trade-date basis. Dividend income is recorded as of the ex-dividend date and is allocated to participants’ accounts on the date of payment. This activity is reflected in investment income on the accompanying Statement of Changes in Net Assets Available for Benefits.

The Plan provides for investments in various investment securities that, in general, are exposed to risks, such as interest rate, credit and overall price and market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investment securities held in participants’ accounts will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.

(c)    Administrative Costs

All costs and expenses for administering the Plan, including expenses of the Plan Administrator and fees and expenses of the Plan Trustee are paid by the Company or the Plan as provided by the Plan document, except for costs paid by the participant, which include overnight mailing fees, fees for non-hardship in-service withdrawals, loan fees, qualified domestic relations order fees, brokerage commissions, Securities and Exchange Commission fees, investment fund fees and expenses, investment management fees, redemption fees and transfer taxes applicable to investment of securities or investments acquired or sold for a participant’s account. Rebates, if any, received from the investment funds are allocated to the participants’ accounts. The Company did not seek reimbursement from the Plan for any fees or expenses paid by the Company for the year ended December 31, 2025.

(d)    Payment of Benefits

Benefits or withdrawals are recorded when paid.

(e)    Income Taxes

The Plan is intended in all respects to be a qualified plan under the Internal Revenue Code of 1986, as amended (the “Code”). The Plan received a favorable determination letter from the IRS dated November 3, 2017, stating that the Plan document, as amended and submitted, was in compliance with the applicable requirements of the Code.

The Plan is amended periodically to conform to changes in applicable law and to reflect discretionary changes in Plan design approved by the Company and/or the Sponsor Committee. The Plan was most recently amended on August 5, 2024, effective in part as of January 1, 2024 and January 1, 2025. The Company believes that the Plan, as amended, remains in documentary compliance with the tax qualification requirements of the Code.

(f)    Use of Estimates

The preparation of these financial statements in conformity with accounting principles generally accepted in the United States of America requires a number of estimates and assumptions by the Plan Administrator relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.
(g)    Fair Value of Plan Assets

Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan utilizes a fair value hierarchy that prioritizes inputs to valuation techniques based on observable and unobservable data and categorizes the inputs into three levels. The levels of the hierarchy are described below.
•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
•Level 2 - Significant observable pricing inputs other than quoted prices included within Level 1 that are, either directly or indirectly, observable as of the reporting date. Essentially, these inputs are derived principally from or corroborated by observable market data; and
•Level 3 - May include one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are developed based on the best information available and may include the Plan’s own internal data.

At December 31, 2025 and 2024, all assets were held in the Trust. See Note 3 for discussion of recurring fair value measurements of the Trust.